SCHEDULE OF INVESTMENT IN AN EQUITY SECURITY (Details) - Seamless Group Inc [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Investments [Line Items]
Investment in an equity security	$ 100,000	$ 100,000
K Hub [Member]
Schedule of Investments [Line Items]
Investment in an equity security	$ 100,000	$ 100,000